Derivative Instruments	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Derivative Instruments
Note 7: Derivative Instruments
Derivative instruments are financial contracts that derive their value from underlying changes in interest rates, foreign exchange rates or other financial or commodity prices or indices.
Derivative instruments can be either regulated exchange-traded contracts or negotiated over-the-counter
contracts. We use these instruments for trading purposes, as well as to manage our exposures, mainly to foreign currency and interest rate fluctuations, as part of our asset/liability management program.
Types of Derivatives
Swaps
Swaps are contractual agreements between two parties to exchange a series of cash flows. The various swap agreements that we enter into are as follows:
•	Interest rate swaps – counterparties generally exchange fixed and floating rate interest payments based on a notional value in a single currency.
•	Cross-currency swaps – counterparties exchange fixed rate interest payments and principal amounts in different currencies.
•	Cross-currency interest rate swaps – counterparties exchange fixed and/or floating rate interest payments and principal amounts in different currencies.
•	Commodity swaps – counterparties generally exchange fixed and floating rate payments based on a notional value of a single commodity.
•
Equity swaps – counterparties exchange the return on an equity security or a group of equity securities for the return based on a fixed or floating interest rate or the return on another equity security or group of equity securities.

•	Credit default swaps – one counterparty pays the other a fee in exchange for that other counterparty agreeing to make a payment if a credit event occurs, such as bankruptcy or failure to pay.
•
Total return swaps – one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a reference asset or group of assets, including returns such as interest earned on these assets, in exchange for amounts that are based on prevailing market funding rates.

Forwards and Futures
Forwards and futures are contractual agreements to either buy or sell a specified amount of a currency, commodity, interest rate-sensitive financial instrument or security at a specified price and date in the future.

Forwards are customized contracts transacted in the
over-the-counter
market. Futures are transacted in standardized amounts on regulated exchanges and are subject to daily cash margining.
Options
Options are contractual agreements that convey to the purchaser the right but not the obligation to either buy or sell a specified amount of a currency, commodity, interest rate financial instrument or security at a fixed future date or at any time within a fixed future period.
For options written by us, we receive a premium from the purchaser for accepting market risk.
For options purchased by us, we pay a premium for the right to exercise the option. Since we have no obligation to exercise the option, our primary exposure to risk is the potential credit risk if the writer of an over-the-counter
contract fails to meet the terms of the contract.
Caps, collars and floors are specialized types of written and purchased options. They are contractual agreements in which the writer agrees to pay the purchaser, based on a specified notional amount, the difference between the market rate and the prescribed rate of the cap, collar or floor. The writer receives a premium for selling this instrument.
A swaption is an option granting its owner the right but not the obligation to enter into an underlying swap.
A futures option is an option contract in which the underlying instrument is a single futures contract.
The main risks associated with these derivative instruments are related to exposure to movements in interest rates, foreign exchange rates, credit quality, value of the underlying financial instrument or commodity, as applicable, and the possible inability of counterparties to meet the terms of the contracts.
Embedded Derivatives
From time to time, we purchase or issue financial instruments containing embedded derivatives. The embedded derivative in a financial liability is separated from the host contract and carried at fair value if the economic characteristics of the derivative are not closely related to those of the host contract, the terms of the embedded derivative are the same as those of a stand-alone derivative, and the combined contract is not measured at fair value. To the extent that we cannot reliably identify and measure the embedded derivative, the entire contract is carried at fair value, with changes in fair value reflected in non-interest revenue, in our Consolidated Statement of Income. Embedded derivatives in certain of our guaranteed investment certificate deposits are accounted for separately from the host instrument and presented within deposits in our Consolidated Balance Sheet.
Contingent Features
Certain
over-the-counter
derivative instruments contain provisions that link the amount of collateral we are required to post or pay to our credit ratings, as determined by the major credit rating agencies. If our credit ratings were to be downgraded, certain counterparties to these derivative instruments could demand immediate and ongoing collateralization on derivative liability positions or request immediate payment. The aggregate fair value of all derivative instruments with collateral posting requirements that were in a liability position as at October 31, 2025 was $10,894 million ($9,656 million as at October 31, 2024), for which we have posted collateral of $9,117 million ($8,882 million as at October 31, 2024).
Risks Hedged
Interest Rate Risk
We manage interest rate risk through interest rate futures, interest rate swaps and options, which are linked to and adjust the interest rate sensitivity of a specific asset, liability, forecasted transaction or firm commitment, or a specific pool of transactions with similar risk characteristics.
Foreign Currency Risk
We manage foreign currency risk through currency futures, foreign currency options, cross-currency swaps, foreign exchange spot transactions, forward contracts and deposits denominated in foreign currencies.
Equity Price Risk
We manage equity price risk through total return swaps.
Trading Derivatives
Trading derivatives include derivatives entered into with customers to accommodate their risk management needs, market-making to facilitate customer-driven demand for derivatives, derivatives transacted on a limited basis to generate trading income from our principal trading positions, and certain derivatives entered into as part of our risk management strategy that do not qualify as hedges for accounting purposes (economic hedges).
We structure and market derivative products to enable customers to transfer, modify or reduce current or expected exposure to risks.
Principal trading activities include market-making and positioning activities. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenues based on spread and volume. Positioning activities involve managing market risk positions with the expectation of profiting from favourable movements in prices, rates or indices.
We may also economically hedge a portion of our U.S. dollar earnings through forward foreign exchange contracts and/or options to minimize fluctuations in our consolidated net income due to the translation of our U.S. dollar earnings. These contracts are recorded at fair value, with changes in fair value recorded in non-interest
revenue, trading revenues, in our Consolidated Statement of Income.
Trading derivatives are recorded at fair value. Realized and unrealized gains and losses are generally recorded in non-interest
revenue, trading revenues, in our Consolidated Statement of Income. Unrealized gains and losses on derivatives used to economically hedge certain exposures may be recorded in our Consolidated Statement of Income in the same line as the unrealized gains and losses arising from the exposures. Unrealized gains on trading derivatives are recorded as derivative instrument assets and unrealized losses are recorded as derivative instrument liabilities in our Consolidated Balance Sheet.

Fair Value of Trading and Hedging Derivatives
Fair value represents a
point-in-time
estimate that may change in subsequent reporting periods due to market conditions or other factors. A discussion of the fair value measurement of derivatives is included in Note 17.
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2025			2024
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps	$2,081	$(4,905)	$(2,824)	$3,203	$(5,707)	$(2,504)
Forward rate agreements	96	(155)	(59)	477	(281)	196
Purchased options	2,783	–	2,783	2,574	–	2,574
Written options	–	(2,639)	(2,639)	–	(2,341)	(2,341)
Futures	4	(10)	(6)	21	(10)	11
Foreign Exchange Contracts (1)
Cross-currency swaps	2,796	(311)	2,485	1,989	(1,378)	611
Cross-currency interest rate swaps	11,078	(12,349)	(1,271)	9,777	(10,867)	(1,090)
Forward foreign exchange contracts	13,535	(10,458)	3,077	8,150	(6,096)	2,054
Purchased options	1,534	–	1,534	657	–	657
Written options	–	(1,362)	(1,362)	–	(528)	(528)
Commodity Contracts
Swaps	1,004	(1,082)	(78)	1,023	(1,097)	(74)
Purchased options	257	–	257	644	–	644
Written options	–	(304)	(304)	–	(607)	(607)
Futures	201	(222)	(21)	160	(117)	43
Equity Contracts	16,459	(20,973)	(4,514)	14,194	(25,673)	(11,479)
Credit Contracts
Purchased	–	–	–	1	(10)	(9)
Written	1	–	1	9	(1)	8
Total fair value – trading derivatives	$51,829	$(54,770)	$(2,941)	$42,879	$(54,713)	$(11,834)
Hedging
Interest Rate Contracts (2)
Cash flow hedges – swaps	$2,931	$(464)	$2,467	$2,148	$(915)	$1,233
Fair value hedges – swaps	786	(1,926)	(1,140)	1,464	(1,589)	(125)
Total swaps	3,717	(2,390)	1,327	3,612	(2,504)	1,108
Foreign Exchange Contracts
Cash flow hedges	1,576	(1,553)	23	699	(1,080)	(381)
Fair value hedges	–	–	–	–	(2)	(2)
Net investment hedges	–	(16)	(16)	–	(4)	(4)
Total foreign exchange contracts	1,576	(1,569)	7	699	(1,086)	(387)
Equity Contracts
Cash flow hedges	29	–	29	63	–	63
Total equity contracts	29	–	29	63	–	63
Total fair value – hedging derivatives (3)	5,322	(3,959)	1,363	4,374	(3,590)	784
Total fair value – trading and hedging derivatives	57,151	(58,729)	(1,578)	47,253	(58,303)	(11,050)
Less: impact of master netting agreements	(43,254)	43,254	–	(31,576)	31,576	–
Total	$13,897	$(15,475)	$(1,578)	$15,677	$(26,727)	$(11,050)

(1)	Gold contracts are included in foreign exchange contracts.
(2)	Includes the fair value of bond futures in fair value hedges rounded down to $nil million as at October 31, 2025 ($nil million as at October 31, 2024).
(3)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.
Assets are presented net of liabilities to customers where we have a legally enforceable right to offset amounts and we intend to settle contracts on a net basis.
Notional Amounts of Trading Derivatives
The notional amounts of our derivatives represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(Canadian $ in millions)			2025			2024
	Exchange-traded	Over-the-counter	Total	Exchange-traded	Over-the-counter	Total
Interest Rate Contracts
Swaps	$–	$14,178,539	$14,178,539	$–	$16,390,827	$16,390,827
Forward rate agreements	–	841,547	841,547	–	3,414,449	3,414,449
Purchased options	130,231	369,216	499,447	136,796	253,694	390,490
Written options	54,221	385,166	439,387	26,468	255,721	282,189
Futures	1,737,629	–	1,737,629	1,735,442	–	1,735,442
Total interest rate contracts	1,922,081	15,774,468	17,696,549	1,898,706	20,314,691	22,213,397
Foreign Exchange Contracts (1)
Cross-currency swaps	–	63,306	63,306	–	64,100	64,100
Cross-currency interest rate swaps	–	1,235,923	1,235,923	–	891,272	891,272
Forward foreign exchange contracts	–	939,971	939,971	–	679,250	679,250
Purchased options	6,800	98,391	105,191	3,572	76,576	80,148
Written options	5,645	107,570	113,215	3,248	88,210	91,458
Futures	10,864	–	10,864	1,751	–	1,751
Total foreign exchange contracts	23,309	2,445,161	2,468,470	8,571	1,799,408	1,807,979
Commodity Contracts
Swaps	–	22,128	22,128	–	20,328	20,328
Purchased options	25,126	6,706	31,832	43,931	5,495	49,426
Written options	26,830	4,090	30,920	45,440	4,268	49,708
Futures	38,470	–	38,470	36,071	–	36,071
Total commodity contracts	90,426	32,924	123,350	125,442	30,091	155,533
Equity Contracts	256,701	187,279	443,980	333,126	138,034	471,160
Credit Contracts
Purchased	–	31,760	31,760	–	23,350	23,350
Written	–	23,507	23,507	–	16,211	16,211
Total credit contracts	–	55,267	55,267	–	39,561	39,561
Total	$2,292,517	$18,495,099	$20,787,616	$2,365,845	$22,321,785	$24,687,630
(1) Gold contracts are included in foreign exchange contracts.
Table excludes loan commitment derivatives with a notional amount of $6,219 million ($2,498 million as at October 31, 2024).
Derivatives Used in Hedge Accounting
We apply the requirements of IAS 39
Financial Instruments: Recognition and Measurement
for hedge accounting purposes. In accordance with our risk management strategy, we enter into various derivative contracts to hedge our interest rate, foreign currency and equity price exposures. We also use deposits, cross-currency swaps, foreign exchange forwards and options to hedge foreign currency exposure in our net investment in foreign operations.
When the hedged item is accounted for at FVTPL, there is a natural offset within the income statement with the related derivative. However, when we manage risks inherent in instruments that are accounted for at amortized cost, including loans and deposits, or FVOCI debt securities, we use hedge accounting in order to eliminate the mismatch between the hedged item and the mark-to-market
derivative.
To the extent the instruments used to manage risk qualify for hedge accounting, we designate them in accounting hedge relationships. Our structural market risk strategies, including our approach to managing interest rate and foreign exchange risk, are discussed in the blue-tinted font in the Structural
(Non-Trading)
Market Risk section of our Management’s Discussion and Analysis. In addition, our exposure to foreign exchange rate risk is discussed in the
Non-Trading
Foreign Exchange Risk section of our Management’s Discussion and Analysis. Our exposure to, and approach to managing, equity price risk are discussed in the Other Share-Based Compensation –
Mid-Term
Incentive Plans section of Note 20.
By using derivatives to hedge exposures to changes in interest rates, foreign exchange rates and equity prices, we are also exposed to the credit risk of the derivative counterparty. We mitigate credit risk by entering into transactions with high-quality counterparties, requiring the counterparties to post collateral, entering into master netting agreements or settling through centrally cleared counterparties.
To qualify as an accounting hedge, the hedging relationship must be designated and formally documented at its inception, detailing the particular risk management objective and strategy for the hedge and the specific asset, liability or cash flow being hedged, as well as how effectiveness is to be assessed. Changes in the fair value of the derivative must be highly effective in offsetting changes in fair value or changes in the amount of future cash flows of the hedged item. We evaluate hedge effectiveness at the inception of the hedging relationship and on an ongoing basis, retrospectively and prospectively, primarily using a quantitative statistical regression analysis. We consider a hedging relationship highly effective when all of the following criteria have been met: correlation between the variables in the regression is at least 0.8; the slope of the regression is within a range of 0.8 to 1.25; and the confidence level of the slope is at least 95%. The practice is different for our net investment hedge, which is discussed in the Net Investment Hedges section below.
Any ineffectiveness in a hedging relationship is recognized as it arises in non-interest
revenue, other revenues, in our Consolidated Statement of Income.

The following table outlines the notional amounts and average rates of derivatives and the carrying amounts of deposits designated as hedging instruments by term to maturity, hedge type and risk type, where applicable.

(Canadian $ in millions, except as noted)		Remaining term to maturity					2025	2024
		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
Cash Flow Hedges
Interest rate risk – Interest rate swaps
Notional amount		$85,536	$84,666	$54,048	$31,409	$5,440	$261,099	$266,872
Average fixed interest rate		3.49%	3.06%	3.53%	3.22%	3.87%	3.33%	3.75%
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (1)
CAD-USD pair	Notional amount	10,865	16,681	11,303	334	50	39,233	40,933
	Average fixed interest rate	3.46%	3.49%	2.99%	3.68%	2.83%	3.34%	3.14%
	Average exchange rate: CAD-USD	1.3341	1.3258	1.3560	1.3157	1.2327	1.3366	1.3252
CAD-EUR pair	Notional amount	6,732	8,066	3,310	1,807	–	19,915	17,399
	Average fixed interest rate	3.74%	3.08%	3.21%	3.77%	–	3.39%	3.47%
	Average exchange rate: CAD-EUR	1.4190	1.4588	1.4711	1.5935	–	1.4596	1.4293
Other currency pairs (2)	Notional amount	5,219	2,511	2,379	134	–	10,243	9,927
	Average fixed interest rate	2.63%	4.23%	4.12%	5.13%	–	3.40%	3.26%
	Average exchange rate: CAD-Non USD/EUR	1.7080	1.5621	1.3796	0.5717	–	1.5812	1.5391
Equity price risk – Total return swap
Notional amount		552	–	–	–	–	552	480
Fair Value Hedges
Interest rate risk – Interest rate swaps
Notional amount		65,785	59,859	58,913	31,494	4,458	220,509	188,278
Average fixed interest rate		3.52%	3.62%	3.49%	3.60%	3.82%	3.56%	3.99%
Interest rate risk – Bond futures (exchange-traded derivatives)
Notional amount		432	–	–	–	–	432	1,479
Average price in dollars		154	–	–	–	–	154	108
Foreign exchange risk – Cross-currency swaps
USD-EUR pair	Notional amount	–	–	–	–	–	–	21
	Average fixed interest rate	–	–	–	–	–	–	3.25%
	Average exchange rate: USD-EUR	–	–	–	–	–	–	0.9706
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards
CAD-CNH pair	Notional amount	669	–	–	–	–	669	677
Foreign exchange risk – Deposit liabilities
USD denominated deposit – carrying amount		22,395	–	–	–	–	22,395	16,053
GBP denominated deposit – carrying amount		355	–	–	–	–	355	300

(1)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a
EUR-USD
cross-currency swap split into
EUR-CAD
and
CAD-USD
cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by
CAD-foreign
currency pair.

(2)	Includes CAD-AUD, CAD-CHF, CAD-CNH, CAD-GBP, CAD-HKD, CAD-JPY or CAD-NOK cross-currency swaps, where applicable.
Cash Flow Hedges
Cash flow hedges modify exposure to variability in cash flows for variable interest rate bearing instruments, foreign currency denominated assets and liabilities and certain cash-settled share-based payment grants subject to equity price risk. We use interest rate swaps with or without embedded options, cross-currency swaps, forwards and total return swaps to hedge this variability. We hedge the full amount of foreign exchange risk, but interest rate risk is hedged only to the extent of benchmark interest rates. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets; for example, Secured Overnight Financing Rate or Canadian Overnight Repo Rate Average (CORRA).
We determine the amount of the exposure to which hedge accounting is applied by assessing the potential impact of changes in interest rates, foreign exchange rates and equity prices on the future cash flows of floating rate loans and deposits, foreign currency denominated assets and liabilities and certain cash-settled share-based payments. This assessment is performed using analytical techniques such as simulation, sensitivity analysis, stress testing and gap analysis.
We record interest that we pay or receive on derivatives that hedge interest rate risk or foreign exchange risk in net interest income in our Consolidated Statement of Income over the life of the hedge. Interest paid on derivatives that hedge equity price risk on certain share-based payments is recorded in employee compensation expense.
The accounting mismatch that would otherwise occur is eliminated by recording changes in the fair value of the derivative that offset changes in the fair value of the hedged item for the designated hedged risk in other comprehensive income. Hedge ineffectiveness, the portion of the change in fair value of the derivative that does not offset changes in the fair value of the hedged item, is recorded directly in non-interest
revenue, other revenues, in our Consolidated Statement of Income as it arises.
For cash flow hedges that are discontinued before the end of the original hedge term, the cumulative unrealized gain or loss recorded in other comprehensive income is amortized to our Consolidated Statement of Income in net interest income for interest rate swaps and employee compensation expense for total return swaps as the hedged item is recorded in earnings. If the hedged item is sold or settled, the entire unrealized gain or loss is recognized immediately in net interest income in our Consolidated Statement of Income. In general, we do not terminate our foreign exchange hedges before maturity.

For cash flow hedges, we use a hypothetical derivative to measure the hedged risk of floating rate loans, deposits, foreign currency denominated assets and liabilities or share-based payment grants. This hypothetical derivative matches the critical terms of the hedged items identically and perfectly offsets the hedged cash flow.
In our cash flow hedge relationships, the main sources of ineffectiveness are differences in interest rate indices, tenor and reset or settlement frequencies between hedging instruments and hedged items, and using hedging instruments without a floor in relationships for hedged items with a floor.
Net Investment Hedges
Net investment hedges mitigate our exposure to foreign exchange rate fluctuations related to our net investment in foreign operations.
Deposits denominated in foreign currencies, cross-currency swaps and foreign exchange forwards are designated as hedging instruments for a portion of our net investment in foreign operations. We designate the spot rate component of our hedging instruments in net investment hedges. The foreign currency translation of our net investment in foreign operations and the effective portion of the corresponding hedging instrument are recorded in net gains on translation of net foreign operations in other comprehensive income, instead of through the income statement in the case of the hedging instrument if hedge accounting had not been elected.
The effectiveness of our net investment hedge is determined using either the dollar offset method with spot foreign currency rates or a quantitative statistical regression analysis. As the notional amount of the hedging instruments and the hedged net investment in foreign operations are the same, there are no significant sources of ineffectiveness in these hedging relationships.
The following table contains information related to the hedging instruments, hedged items and hedge ineffectiveness for cash flow and net investment hedges for the years ended October 31, 2025 and 2024.

(Canadian $ in millions)					2025
	Carrying amount of hedging instruments (1)		Hedge ineffectiveness
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness (2)	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness (2)	Ineffectiveness recorded in non-interest revenue, other revenues

Cash Flow Hedges
Interest rate risk – Interest rate swaps	$2,931	$(464)	$ 1,319	$ (1,382)	$ 3
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	1,576	(1,553)	(214)	214	–
Equity price risk – Total return swaps	29	–	258	(258)	–
	4,536	(2,017)	1,363	(1,426)	3
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	–	(16)	(5)	3	(2)
Foreign exchange risk – Deposit liabilities	–	(22,750)	(102)	102	–
Total	$4,536	$(24,783)	$ 1,256	$ (1,321)	$ 1

					2024
	Carrying amount of hedging instruments (1)		Hedge ineffectiveness
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness (2)	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness (2)	Ineffectiveness recorded in non-interest revenue, other revenues

Cash Flow Hedges
Interest rate risk – Interest rate swaps	$2,148	$(915)	$ 3,552	$ (3,615)	$ (12)
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	699	(1,080)	(251)	251	–
Equity price risk – Total return swaps	63	–	165	(165)	–
	2,910	(1,995)	3,466	(3,529)	(12)
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	–	(4)	(23)	19	(4)
Foreign exchange risk – Deposit liabilities	–	(16,353)	(119)	119	–
Total	$2,910	$(18,352)	$ 3,324	$ (3,391)	$ (16)

(1)	Represents unrealized gains (losses) recorded as part of derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents life to date amounts.

The following tables provide a reconciliation of the impacts of our cash flow hedges and net investment hedges in our Consolidated Statement of Comprehensive Income, on a
pre-tax
basis for the years ended October 31, 2025 and 2024.

(Canadian $ in millions)						2025

					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2024	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2025 (1) (2)	Active hedges	Discontinued hedges

Cash Flow Hedges
Interest rate risk	$ (2,480)	$1,316	$ 1,600	$ 436	$ 2,453	$ (2,017)
Foreign exchange risk	357	(214)	(1)	142	142	–
Equity price risk	77	258	(151)	184	184	–
	(2,046)	1,360	1,448	762	2,779	(2,017)
Net Investment Hedges
Foreign exchange risk	(2,324)	(105)	–	(2,429)	(2,429)	–
Total	$ (4,370)	$1,255	$ 1,448	$ (1,667)	$ 350	$ (2,017)

						2024

					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2023	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2024 (1) (2)	Active hedges	Discontinued hedges

Cash Flow Hedges
Interest rate risk	$ (8,015)	$3,564	$ 1,971	$ (2,480)	$ 1,695	$ (4,175)
Foreign exchange risk	610	(251)	(2)	357	357	–
Equity price risk	(72)	165	(16)	77	77	–
	(7,477)	3,478	1,953	(2,046)	2,129	(4,175)
Net Investment Hedges
Foreign exchange risk	(2,186)	(138)	–	(2,324)	(2,324)	–
Total	$ (9,663)	$3,340	$ 1,953	$ (4,370)	$ (195)	$ (4,175)

(1)	Tax balance related to cash flow hedges accumulated other comprehensive income was $(235) million as at October 31, 2025 ($527 million as at October 31, 2024).
(2)	Tax balance related to net investment hedges accumulated other comprehensive income was $ 622 million as at October 31, 2025 ($593 million as at October 31, 2024).
Fair Value Hedges
Fair value hedges modify exposure to changes in a fixed rate instrument’s fair value caused by changes in interest rates. These hedges economically convert fixed rate assets and liabilities to floating rate. We use cross-currency swaps, interest rate swaps and bond futures to hedge foreign exchange risk and interest rate risk, including benchmark interest rates inherent in fixed rate securities, a portfolio of mortgages, deposits and subordinated debt and other liabilities.
The carrying value of fixed rate assets or liabilities that are part of a hedging relationship is adjusted for the change in value of the risk being hedged. To the extent that the change in the fair value of the derivative does not offset changes in the fair value of the hedged item for the risk being hedged, the net amount (hedge ineffectiveness) is recorded directly in non-interest
revenue, other revenues, in our Consolidated Statement of Income.
For fair value hedges that are discontinued, we cease adjusting the hedged item. The cumulative fair value adjustment of the hedged item is then amortized to net interest income over the hedged item’s remaining term to maturity. If the hedged item is sold or settled, the cumulative fair value adjustment is included in the gain or loss on sale or settlement.
In our fair value hedge relationships, the main sources of ineffectiveness are our own credit risk on the fair value of the swap and differences in terms such as fixed interest rate or reset/settlement frequency between the swap and the hedged item.
The amounts related to derivatives designated as fair value hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2025 and 2024 are as follows:

(Canadian $ in millions)								2025
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue, other revenues	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair Value Hedge (3)
Interest rate swaps	$786	$(1,926)	$ –	$ –	$ –	$ –	$ –	$ –
Cross-currency swaps	–	–	–	–	–	–	–	–
Securities and loans	–	–	(1,204)	1,170	(34)	133,830	1,747	(1,902)
Deposits, subordinated debt and other liabilities	–	–	291	(286)	5	(77,224)	(361)	429
Total	$786	$(1,926)	$ (913)	$ 884	$ (29)	$ 56,606	$ 1,386	$ (1,473)

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents the carrying value in our Consolidated Balance Sheet and includes amortized cost, before ACL, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.
(3)	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2025.

								2024
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue, other revenues	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair Value Hedge (3)
Interest rate swaps	$1,464	$(1,589)	$–	$–	$–	$–	$–	$–
Cross-currency swaps	–	(2)	–	–	–	–	–	–
Securities and loans	–	–	(3,266)	3,117	(149)	118,397	741	(1,293)
Deposits, subordinated debt and other liabilities	–	–	1,234	(1,217)	17	(65,156)	(214)	930
Total	$1,464	$(1,591)	$(2,032)	$1,900	$(132)	$53,241	$527	$(363)

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents the carrying value in our Consolidated Balance Sheet and includes amortized cost, before ACL, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.
(3)	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2024.
Derivative-Related Market Risk
Derivative instruments are subject to market risk arising from the potential for a negative impact on the balance sheet and/or statement of income due to adverse changes in the value of derivative instruments as a result of changes in certain market variables. These variables include interest rates, foreign exchange rates, credit spreads, equity and commodity prices and their implied volatilities. We strive to limit our exposure to market risk by employing comprehensive governance and management processes for all market risk-taking activities.
Derivative-Related Credit Risk
Derivative instruments are subject to credit risk arising from the possibility that counterparties may default on their obligations. The credit risk associated with a derivative normally represents an amount that is a small fraction of the notional amount of the derivative instrument. Derivative contracts generally expose us to potential credit loss if changes in market rates affect the counterparty’s position unfavourably and the counterparty defaults on payment. Credit risk is represented by the positive fair value of the derivative instrument. We strive to limit our exposure to credit risk by dealing with counterparties that we believe are creditworthy, and we manage our credit risk for derivatives using the same credit risk process that we apply to loans and other credit assets.
We also pursue opportunities to reduce our exposure to credit losses on derivative instruments by securing collateral and entering into master netting agreements with counterparties. The credit risk associated with favourable contracts is mitigated by legally enforceable master netting agreements to the extent that unfavourable contracts with the same counterparty must be settled concurrently with favourable contracts.
Exchange-traded derivatives have limited potential for credit risk exposure, as they are settled net daily with each exchange.
Terms used in the credit risk tables below are as follows:
Replacement cost
captures the loss that would occur if a counterparty were to default in the present or at a future time, assuming that the closeout and replacement of transactions occur instantaneously, and assuming no recovery on the value of those transactions in bankruptcy.
Credit risk equivalent
represents the total replacement cost plus an amount representing the potential future credit risk exposure adjusted by a multiplier of 1.4, as outlined in OSFI’s Capital Adequacy Requirements (CAR) Guideline.
Risk-weighted assets
represent the credit risk equivalent, weighted on the basis of the creditworthiness of the counterparty and considering collateral, netting and other credit risk mitigants, as prescribed by OSFI.

(Canadian $ in millions)			2025			2024
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	$1,839	$7,493	$1,501	$2,404	$7,797	$1,125
Forward rate agreements	391	3,448	858	650	2,696	600
Purchased options	511	1,066	452	42	338	188
Written options	8	245	66	2	211	78
	2,749	12,252	2,877	3,098	11,042	1,991
Exchange-traded
Futures	9	49	1	122	279	6
Purchased options	2	7	–	8	19	–
Written options	2	5	–	–	1	–
	13	61	1	130	299	6
Total interest rate contracts	2,762	12,313	2,878	3,228	11,341	1,997
Foreign Exchange Contracts (2)
Over-the-counter
Swaps	1,927	8,407	779	1,559	7,218	825
Forward foreign exchange contracts	1,838	9,399	1,672	2,709	9,643	1,764
Purchased options	119	476	139	142	447	142
Written options	1	155	38	1	119	27
	3,885	18,437	2,628	4,411	17,427	2,758
Exchange-traded
Futures	–	1	–	–	1	–
Purchased options	–	2	–	–	3	–
	–	3	–	–	4	–
Total foreign exchange contracts	3,885	18,440	2,628	4,411	17,431	2,758
Commodity Contracts
Over-the-counter
Swaps	1,165	4,822	1,228	993	4,256	1,035
Purchased options	205	688	308	155	484	182
Written options	4	366	140	10	246	86
	1,374	5,876	1,676	1,158	4,986	1,303
Exchange-traded
Futures	246	1,028	21	176	594	12
Purchased options	28	178	4	179	319	6
Written options	15	157	3	–	73	1
	289	1,363	28	355	986	19
Total commodity contracts	1,663	7,239	1,704	1,513	5,972	1,322
Equity Contracts
Over-the-counter	306	10,247	2,132	199	8,625	1,645
Exchange-traded	2,036	3,909	78	675	2,899	58
Total equity contracts	2,342	14,156	2,210	874	11,524	1,703
Credit Contracts	24	177	22	103	309	39
Total	$10,676	$52,325	$9,442	$10,129	$46,577	$7,819

(1)
Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach for Counterparty Credit Risk
(SA-CCR)
in accordance with the CAR Guideline issued by OSFI. Th
is
table therefore excludes loan commitment derivatives.

(2)	Gold contracts are included in foreign exchange contracts.

Term to Maturity
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are as follows:

(Canadian $ in millions)	Term to maturity					2025	2024
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps	$4,452,781	$4,418,207	$2,451,659	$2,271,601	$1,065,819	$14,660,067	$16,845,977
Forward rate agreements, futures and options	2,435,842	937,140	123,894	17,334	4,232	3,518,442	5,824,049
Total interest rate contracts	6,888,623	5,355,347	2,575,553	2,288,935	1,070,051	18,178,509	22,670,026
Foreign Exchange Contracts (1)
Swaps	349,612	447,928	271,998	224,379	77,590	1,371,507	1,002,323
Forward foreign exchange contracts	903,972	27,903	4,423	1,336	3,006	940,640	679,927
Futures	10,616	248	–	–	–	10,864	1,751
Options	194,461	21,524	2,089	332	–	218,406	171,606
Total foreign exchange contracts	1,458,661	497,603	278,510	226,047	80,596	2,541,417	1,855,607
Commodity Contracts
Swaps	15,030	6,088	601	409	–	22,128	20,328
Futures	24,278	12,212	1,492	488	–	38,470	36,071
Options	44,932	16,512	308	1,000	–	62,752	99,134
Total commodity contracts	84,240	34,812	2,401	1,897	–	123,350	155,533
Equity Contracts	354,512	65,709	17,852	5,796	663	444,532	471,640
Credit Contracts	2,240	15,860	26,136	9,698	1,333	55,267	39,561
Total notional amount	$8,788,276	$5,969,331	$2,900,452	$2,532,373	$1,152,643	$21,343,075	$25,192,367

(1)	Gold contracts are included in foreign exchange contracts.
Under the
SA-CCR,
this table excludes loan commitment derivatives.